Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Sep. 10, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014
C000136710
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 14,517	$ 14,422	$ 14,413	$ 14,326	$ 14,338	$ 13,842	$ 13,482	$ 13,385	$ 13,028	$ 12,620	$ 12,605	$ 12,679	$ 12,964	$ 12,631	$ 12,187	$ 12,015	$ 11,959	$ 12,146	$ 12,259	$ 11,869	$ 11,754	$ 11,005	$ 10,937	$ 11,435	$ 11,263	$ 11,448	$ 12,188	$ 12,353	$ 12,409	$ 12,856	$ 13,277	$ 13,407	$ 13,122	$ 13,474	$ 13,562	$ 13,656	$ 13,264	$ 13,181	$ 13,128	$ 12,967	$ 12,592	$ 12,646	$ 12,591	$ 12,560	$ 12,283	$ 11,862	$ 11,870		$ 12,134	$ 11,983	$ 11,683	$ 11,270	$ 10,603	$ 10,522	$ 12,343	$ 12,420	$ 12,308	$ 11,940	$ 11,928	$ 11,840	$ 11,732	$ 11,955	$ 11,760	$ 11,443	$ 11,451	$ 11,385	$ 11,319	$ 11,213	$ 10,876	$ 10,802	$ 10,852	$ 10,833	$ 10,915	$ 11,246	$ 11,080	$ 11,240	$ 11,464	$ 11,484	$ 11,421	$ 11,453	$ 11,290	$ 11,205	$ 11,104	$ 11,042	$ 10,904	$ 10,816	$ 10,726	$ 10,677	$ 10,550	$ 10,329	$ 10,222	$ 9,925	$ 9,833	$ 9,759	$ 9,911	$ 9,893	$ 9,740	$ 9,498	$ 9,331	$ 9,257	$ 9,255	$ 8,987	$ 8,667	$ 8,603	$ 8,912	$ 9,185	$ 9,117	$ 8,912	$ 9,128	$ 9,321	$ 9,397	$ 9,504	$ 9,467	$ 9,287	$ 9,365	$ 9,253	$ 9,278	$ 9,428	$ 9,516	$ 9,498	$ 9,561	$ 9,528
C000136711
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 14,204	14,119	14,099	14,022	14,063	13,561	13,234	13,138	12,801	12,405	12,416	12,479	12,769	12,446	12,013	11,867	11,801	11,994	12,113	11,743	11,624	10,886	10,843	11,329	11,165	11,357	12,120	12,276	12,340	12,794	13,225	13,355	13,087	13,449	13,546	13,649	13,265	13,190	13,145	12,991	12,621	12,681	12,646	12,615	12,333	11,914	11,927		12,200	12,058	11,786	11,360	10,691	10,615	12,452	12,541	12,427	12,069	12,062	11,977	11,876	12,108	11,928	11,617	11,632	11,571	11,523	11,407	11,064	10,985	11,043	11,043	11,134	11,478	11,314	11,471	11,708	11,736	11,677	11,716	11,568	11,487	11,388	11,328	11,193	11,108	11,034	10,978	10,867	10,645	10,540	10,229	10,153	10,079	10,243	10,228	10,071	9,825	9,656	9,586	9,579	9,317	8,996	8,934	9,249	9,539	9,484	9,266	9,498	9,706	9,792	9,910	9,878	9,697	9,784	9,683	9,704	9,869	9,968	9,955	10,028	10,000
C000136713
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 15,312	15,190	15,180	15,088	15,101	14,577	14,219	14,095	13,718	13,288	13,292	13,370	13,670	13,299	12,829	12,666	12,588	12,786	12,904	12,493	12,371	11,582	11,510	12,036	11,854	12,050	12,848	13,005	13,081	13,552	13,997	14,117	13,818	14,190	14,283	14,399	13,986	13,899	13,844	13,674	13,261	13,333	13,271	13,239	12,944	12,498	12,505		12,782	12,611	12,320	11,870	11,166	11,081	12,997	13,067	12,949	12,576	12,547	12,463	12,349	12,569	12,377	12,047	12,056	11,986	11,930	11,803	11,449	11,357	11,409	11,401	11,486	11,832	11,655	11,808	12,054	12,073	12,004	12,024	11,866	11,764	11,657	11,592	11,450	11,355	11,271	11,206	11,084	10,850	10,737	10,413	10,329	10,248	10,407	10,388	10,226	9,972	9,797	9,720	9,717	9,435	9,100	9,033	9,357	9,644	9,571	9,356	9,582	9,784	9,868	9,979	9,938	9,750	9,820	9,713	9,728	9,895	9,988	9,968	10,034	10,000
C000136712
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 395,848	393,154	392,255	389,810	390,579	376,441	367,092	363,913	354,039	342,846	342,859	344,762	352,390	342,733	330,562	326,282	324,200	329,199	332,145	321,585	318,284	297,943	296,012	309,422	304,680	309,605	329,991	333,931	335,791	347,777	359,083	362,163	354,735	364,156	366,024	368,888	358,237	355,911	354,401	349,971	339,330	341,064	339,392	338,578	330,843	319,369	319,045		326,031	321,983	314,103	302,531	284,903	282,633	331,368	333,049	330,032	320,378	319,544	317,078	314,076	319,951	314,985	306,525	306,694	304,837	302,990	300,033	290,700	288,514	289,412	289,163	291,269	299,955	295,421	299,256	305,450	305,879	303,784	304,851	300,423	297,774	295,296	293,559	289,506	287,048	284,871	283,167	280,031	274,058	270,862	262,982	260,514	258,407	262,613	261,769	257,632	251,151	246,664	244,631	244,498	237,328	228,900	227,136	235,180	242,300	240,415	234,934	240,546	245,546	247,462	250,208	249,150	244,357	246,049	243,294	243,593	247,669	249,922	249,347	250,935	250,000
C000136714
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 156,902	155,839	155,483	154,516	154,829	149,232	145,534	144,274	140,370	135,940	135,954	136,716	139,747	135,926	131,106	129,413	128,591	130,579	131,755	127,567	126,267	118,201	117,440	122,765	120,890	122,847	130,943	132,512	133,256	138,019	142,513	143,736	140,801	144,549	145,298	146,441	142,220	141,305	140,712	138,961	134,744	135,442	134,786	134,463	131,408	126,860	126,896		129,673	128,059	124,932	120,341	113,193	112,297	131,664	132,342	131,143	127,323	126,995	126,165	124,972	127,298	125,181	121,828	121,906	121,175	120,584	119,279	115,568	114,727	115,227	115,001	115,845	119,438	117,639	119,035	121,501	121,682	120,978	121,284	119,655	118,605	117,505	116,822	115,334	114,366	113,391	112,838	111,593	109,224	107,952	104,698	103,834	102,996	104,564	104,351	102,710	100,138	98,357	97,553	97,509	94,661	91,303	90,610	93,953	96,701	96,061	93,880	96,126	98,024	98,916	100,014	99,592	97,683	98,366	97,273	97,408	99,046	99,954	99,732	100,366	100,000
C000221417
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 9,210	9,040	8,925	8,789	9,003	8,911	9,009	9,012	8,660	8,311	8,440	8,652	8,687	8,682	8,709	8,796	8,731	8,563	8,744	8,477	8,474	8,220	8,349	8,689	8,890	8,681	8,841	8,851	9,189	9,449	9,560	9,741	9,764	9,730	9,735	9,819	9,823	9,723	9,636	9,591	9,508	9,590	9,723	9,768	9,707	9,589	9,636	$ 9,625
C000221418
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 9,305	9,139	9,018	8,886	9,109	9,021	9,126	9,134	8,783	8,434	8,570	8,791	8,833	8,833	8,865	8,960	8,899	8,734	8,923	8,657	8,669	8,405	8,541	8,895	9,107	8,898	9,068	9,084	9,437	9,709	9,830	10,022	10,053	10,023	10,035	10,127	10,139	10,038	9,958	9,917	9,837	9,929	10,072	10,125	10,069	9,952	10,010	10,000
C000221415
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 9,700	9,530	9,394	9,248	9,471	9,371	9,472	9,472	9,111	8,731	8,863	9,094	9,129	9,120	9,135	9,223	9,153	8,974	9,161	8,879	8,884	8,605	8,737	9,090	9,309	9,077	9,241	9,249	9,600	9,868	9,981	10,167	10,189	10,160	10,152	10,236	10,238	10,127	10,037	9,987	9,898	9,980	10,116	10,160	10,094	9,968	10,014	10,000
C000221416
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 96,788	94,987	93,750	92,188	94,378	93,388	94,401	94,408	90,709	87,033	88,360	90,668	91,023	90,841	91,099	91,991	91,292	89,520	91,390	88,587	88,642	85,867	87,189	90,724	92,807	90,603	92,253	92,340	95,849	98,531	99,675	101,541	101,762	101,380	101,412	102,263	102,292	101,189	100,297	99,808	98,921	99,753	101,121	101,565	100,915	99,663	100,137	100,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 12,422	12,187	12,082	11,976	12,172	12,063	12,147	12,171	11,794	11,402	11,483	11,685	11,699	11,696	11,703	11,749	11,689	11,435	11,620	11,359	11,494	11,209	11,247	11,620	11,932	11,636	11,815	11,831	12,158	12,426	12,593	12,794	12,846	12,755	12,789	12,911	12,937	12,778	12,716	12,687	12,654	12,704	12,905	12,975	12,935	12,862	12,861		12,814	12,907	12,768	12,704	12,669	12,467	12,664	12,511	12,289	12,314	12,329	12,350	12,407	12,132	12,038	11,871	11,703	11,696	11,490	11,476	11,356	11,194	11,140	11,162	11,204	11,170	11,167	11,146	11,105	11,146	11,055	11,080	11,159	11,134	11,117	11,070	11,122	11,021	10,985	11,016	10,952	10,878	10,883	10,791	10,830	10,801	10,982	11,090	11,091	11,097	11,031	10,825	10,779	10,761	10,673	10,571	10,419	10,447	10,442	10,409	10,347	10,375	10,274	10,402	10,446	10,504	10,444	10,507	10,314	10,261	10,166	10,092	10,122	10,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 12,422	12,187	12,082	11,976	12,172	12,063	12,147	12,171	11,794	11,402	11,483	11,685	11,699	11,696	11,703	11,749	11,689	11,435	11,620	11,359	11,494	11,209	11,247	11,620	11,932	11,636	11,815	11,831	12,158	12,426	12,593	12,794	12,846	12,755	12,789	12,911	12,937	12,778	12,716	12,687	12,654	12,704	12,905	12,975	12,935	12,862	12,861		12,814	12,907	12,768	12,704	12,669	12,467	12,664	12,511	12,289	12,314	12,329	12,350	12,407	12,132	12,038	11,871	11,703	11,696	11,490	11,476	11,356	11,194	11,140	11,162	11,204	11,170	11,167	11,146	11,105	11,146	11,055	11,080	11,159	11,134	11,117	11,070	11,122	11,021	10,985	11,016	10,952	10,878	10,883	10,791	10,830	10,801	10,982	11,090	11,091	11,097	11,031	10,825	10,779	10,761	10,673	10,571	10,419	10,447	10,442	10,409	10,347	10,375	10,274	10,402	10,446	10,504	10,444	10,507	10,314	10,261	10,166	10,092	10,122	10,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 12,422	12,187	12,082	11,976	12,172	12,063	12,147	12,171	11,794	11,402	11,483	11,685	11,699	11,696	11,703	11,749	11,689	11,435	11,620	11,359	11,494	11,209	11,247	11,620	11,932	11,636	11,815	11,831	12,158	12,426	12,593	12,794	12,846	12,755	12,789	12,911	12,937	12,778	12,716	12,687	12,654	12,704	12,905	12,975	12,935	12,862	12,861		12,814	12,907	12,768	12,704	12,669	12,467	12,664	12,511	12,289	12,314	12,329	12,350	12,407	12,132	12,038	11,871	11,703	11,696	11,490	11,476	11,356	11,194	11,140	11,162	11,204	11,170	11,167	11,146	11,105	11,146	11,055	11,080	11,159	11,134	11,117	11,070	11,122	11,021	10,985	11,016	10,952	10,878	10,883	10,791	10,830	10,801	10,982	11,090	11,091	11,097	11,031	10,825	10,779	10,761	10,673	10,571	10,419	10,447	10,442	10,409	10,347	10,375	10,274	10,402	10,446	10,504	10,444	10,507	10,314	10,261	10,166	10,092	10,122	10,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 310,561	304,675	302,054	299,405	304,304	301,584	303,668	304,264	294,842	285,041	287,080	292,117	292,485	292,390	292,565	293,721	292,217	285,878	290,511	283,971	287,362	280,221	281,184	290,510	298,297	290,888	295,370	295,777	303,946	310,643	314,830	319,856	321,158	318,884	319,720	322,767	323,415	319,444	317,894	317,186	316,359	317,610	322,629	324,369	323,375	321,540	321,517		320,347	322,686	319,197	317,612	316,714	311,669	316,596	312,768	307,224	307,855	308,217	308,750	310,187	303,309	300,940	296,779	292,569	292,395	287,250	286,906	283,898	279,856	278,493	279,039	280,110	279,252	279,175	278,656	277,619	278,656	276,364	276,989	278,981	278,358	277,928	276,760	278,044	275,533	274,630	275,401	273,803	271,958	272,084	269,774	270,761	270,021	274,556	277,244	277,277	277,418	275,771	270,619	269,480	269,023	266,826	264,286	260,476	261,183	261,062	260,219	258,684	259,386	256,842	260,056	261,139	262,607	261,110	262,663	257,854	256,526	254,139	252,301	253,046	250,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 124,224	121,870	120,822	119,762	121,722	120,634	121,467	121,706	117,937	114,017	114,832	116,847	116,994	116,956	117,026	117,488	116,887	114,351	116,205	113,588	114,945	112,088	112,473	116,204	119,319	116,355	118,148	118,311	121,578	124,257	125,932	127,942	128,463	127,553	127,888	129,107	129,366	127,778	127,158	126,874	126,544	127,044	129,052	129,748	129,350	128,616	128,607		128,139	129,074	127,679	127,045	126,686	124,668	126,638	125,107	122,890	123,142	123,287	123,500	124,075	121,323	120,376	118,712	117,028	116,958	114,900	114,762	113,559	111,942	111,397	111,615	112,044	111,701	111,670	111,462	111,048	111,462	110,546	110,796	111,592	111,343	111,171	110,704	111,217	110,213	109,852	110,160	109,521	108,783	108,834	107,910	108,304	108,008	109,822	110,898	110,911	110,967	110,308	108,248	107,792	107,609	106,731	105,714	104,190	104,473	104,425	104,087	103,474	103,754	102,737	104,022	104,455	105,043	104,444	105,065	103,142	102,610	101,656	100,920	101,218	100,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,246	9,035	8,950	8,801	9,029	8,947	9,075	9,100	8,764	8,385	8,519	8,741	8,797	8,804	8,835	8,932	8,879	8,659	8,888	8,623	8,662	8,355	8,465	8,847	9,104	8,887	9,029	8,971	9,325	9,591	9,699	9,913	9,938	9,909	9,912	9,998	10,017	9,907	9,837	9,805	9,729	9,852	9,996	10,068	10,054	9,957	10,001	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,246	9,035	8,950	8,801	9,029	8,947	9,075	9,100	8,764	8,385	8,519	8,741	8,797	8,804	8,835	8,932	8,879	8,659	8,888	8,623	8,662	8,355	8,465	8,847	9,104	8,887	9,029	8,971	9,325	9,591	9,699	9,913	9,938	9,909	9,912	9,998	10,017	9,907	9,837	9,805	9,729	9,852	9,996	10,068	10,054	9,957	10,001	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,246	9,035	8,950	8,801	9,029	8,947	9,075	9,100	8,764	8,385	8,519	8,741	8,797	8,804	8,835	8,932	8,879	8,659	8,888	8,623	8,662	8,355	8,465	8,847	9,104	8,887	9,029	8,971	9,325	9,591	9,699	9,913	9,938	9,909	9,912	9,998	10,017	9,907	9,837	9,805	9,729	9,852	9,996	10,068	10,054	9,957	10,001	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 92,463	90,352	89,505	88,013	90,293	89,467	90,749	90,999	87,644	83,847	85,192	87,413	87,975	88,036	88,351	89,324	88,786	86,586	88,885	86,232	86,622	83,550	84,646	88,469	91,041	88,870	90,286	89,708	93,246	95,911	96,993	99,128	99,383	99,090	99,117	99,983	100,173	99,066	98,374	98,054	97,285	98,516	99,959	100,681	100,542	99,565	100,012	$ 100,000
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Account Value	$ 13,118	12,877	12,798	12,572	12,838	12,575	12,454	12,582	12,014	11,370	11,526	11,834	12,014	11,789	11,532	11,598	11,537	11,427	11,685	11,326	11,289	10,493	10,477	11,189	11,295	10,978	11,705	11,702	12,395	12,508	13,384	13,776	13,586	13,840	13,837	14,130	13,993	13,934	13,833	13,688	13,391	13,521	13,876	14,028	13,766	13,255	13,259		13,509	13,440	12,959	12,519	11,803	11,544	13,399	13,530	13,327	13,064	13,126	13,090	13,150	13,052	12,896	12,472	12,421	12,391	12,217	12,096	11,585	11,431	11,479	11,732	11,558	11,761	11,468	11,606	11,716	11,889	11,855	12,095	12,101	12,012	12,006	11,962	11,961	11,753	11,655	11,671	11,569	11,399	11,356	11,133	10,975	10,831	11,293	11,435	11,389	11,189	10,991	10,632	10,651	10,466	10,135	9,945	9,964	10,104	10,110	9,840	9,969	10,060	10,011	10,170	10,209	10,045	10,023	9,939	9,847	10,080	10,071	9,902	10,085	10,000
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Account Value	$ 13,118	12,877	12,798	12,572	12,838	12,575	12,454	12,582	12,014	11,370	11,526	11,834	12,014	11,789	11,532	11,598	11,537	11,427	11,685	11,326	11,289	10,493	10,477	11,189	11,295	10,978	11,705	11,702	12,395	12,508	13,384	13,776	13,586	13,840	13,837	14,130	13,993	13,934	13,833	13,688	13,391	13,521	13,876	14,028	13,766	13,255	13,259		13,509	13,440	12,959	12,519	11,803	11,544	13,399	13,530	13,327	13,064	13,126	13,090	13,150	13,052	12,896	12,472	12,421	12,391	12,217	12,096	11,585	11,431	11,479	11,732	11,558	11,761	11,468	11,606	11,716	11,889	11,855	12,095	12,101	12,012	12,006	11,962	11,961	11,753	11,655	11,671	11,569	11,399	11,356	11,133	10,975	10,831	11,293	11,435	11,389	11,189	10,991	10,632	10,651	10,466	10,135	9,945	9,964	10,104	10,110	9,840	9,969	10,060	10,011	10,170	10,209	10,045	10,023	9,939	9,847	10,080	10,071	9,902	10,085	10,000
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Account Value	$ 13,118	12,877	12,798	12,572	12,838	12,575	12,454	12,582	12,014	11,370	11,526	11,834	12,014	11,789	11,532	11,598	11,537	11,427	11,685	11,326	11,289	10,493	10,477	11,189	11,295	10,978	11,705	11,702	12,395	12,508	13,384	13,776	13,586	13,840	13,837	14,130	13,993	13,934	13,833	13,688	13,391	13,521	13,876	14,028	13,766	13,255	13,259		13,509	13,440	12,959	12,519	11,803	11,544	13,399	13,530	13,327	13,064	13,126	13,090	13,150	13,052	12,896	12,472	12,421	12,391	12,217	12,096	11,585	11,431	11,479	11,732	11,558	11,761	11,468	11,606	11,716	11,889	11,855	12,095	12,101	12,012	12,006	11,962	11,961	11,753	11,655	11,671	11,569	11,399	11,356	11,133	10,975	10,831	11,293	11,435	11,389	11,189	10,991	10,632	10,651	10,466	10,135	9,945	9,964	10,104	10,110	9,840	9,969	10,060	10,011	10,170	10,209	10,045	10,023	9,939	9,847	10,080	10,071	9,902	10,085	10,000
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Account Value	$ 327,947	321,932	319,962	314,295	320,959	314,387	311,342	314,556	300,344	284,246	288,147	295,844	300,362	294,730	288,295	289,959	288,426	285,674	292,122	283,154	282,231	262,316	261,918	279,718	282,386	274,453	292,637	292,559	309,883	312,696	334,601	344,398	339,644	346,008	345,923	353,246	349,814	348,362	345,825	342,195	334,777	338,033	346,889	350,695	344,161	331,380	331,479		337,730	336,003	323,976	312,978	295,072	288,591	334,981	338,252	333,174	326,601	328,162	327,243	328,740	326,305	322,390	311,793	310,518	309,764	305,422	302,405	289,627	285,772	286,984	293,310	288,940	294,029	286,703	290,160	292,912	297,236	296,369	302,384	302,515	300,309	300,157	299,047	299,015	293,814	291,372	291,784	289,229	284,983	283,912	278,333	274,376	270,774	282,326	285,874	284,726	279,718	274,770	265,805	266,281	261,647	253,372	248,633	249,091	252,608	252,752	246,011	249,225	251,508	250,278	254,239	255,233	251,131	250,585	248,467	246,176	252,009	251,780	247,544	252,114	250,000
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Account Value	$ 131,179	$ 128,773	$ 127,985	$ 125,718	$ 128,384	$ 125,755	$ 124,537	$ 125,823	$ 120,138	$ 113,699	$ 115,259	$ 118,338	$ 120,145	$ 117,892	$ 115,318	$ 115,983	$ 115,370	$ 114,269	$ 116,849	$ 113,262	$ 112,892	$ 104,927	$ 104,767	$ 111,887	$ 112,954	$ 109,781	$ 117,055	$ 117,024	$ 123,953	$ 125,078	$ 133,840	$ 137,759	$ 135,857	$ 138,403	$ 138,369	$ 141,299	$ 139,926	$ 139,345	$ 138,330	$ 136,878	$ 133,911	$ 135,213	$ 138,756	$ 140,278	$ 137,665	$ 132,552	$ 132,591		$ 135,092	$ 134,401	$ 129,590	$ 125,191	$ 118,029	$ 115,437	$ 133,993	$ 135,301	$ 133,269	$ 130,641	$ 131,265	$ 130,897	$ 131,496	$ 130,522	$ 128,956	$ 124,717	$ 124,207	$ 123,905	$ 122,169	$ 120,962	$ 115,851	$ 114,309	$ 114,794	$ 117,324	$ 115,576	$ 117,612	$ 114,681	$ 116,064	$ 117,165	$ 118,894	$ 118,548	$ 120,954	$ 121,006	$ 120,123	$ 120,063	$ 119,619	$ 119,606	$ 117,526	$ 116,549	$ 116,714	$ 115,692	$ 113,993	$ 113,565	$ 111,333	$ 109,750	$ 108,310	$ 112,930	$ 114,350	$ 113,890	$ 111,887	$ 109,908	$ 106,322	$ 106,512	$ 104,659	$ 101,349	$ 99,453	$ 99,636	$ 101,043	$ 101,101	$ 98,404	$ 99,690	$ 100,603	$ 100,111	$ 101,696	$ 102,093	$ 100,452	$ 100,234	$ 99,387	$ 98,471	$ 100,803	$ 100,712	$ 99,018	$ 100,846	$ 100,000